CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
ASSETS
Cash and cash equivalents	$ 20,448	129,942	299,672
Accounts receivable, less allowance for doubtful amounts of RMB842 and RMB2,714 as of September 30, 2010 and 2011, respectively (note 4)	1,041	6,616	10,048
Due from related parties (note 3)	816	5,183	5,107
Advances to suppliers (note 5)	1,954	12,418	3,986
Advances to growers	12,372	78,623	40,691
Inventories (note 6)	33,175	210,826	283,174
Income tax recoverable (note 19)	339	2,155	2,745
Other current assets (note 7)	10,237	65,055	18,838
Total current assets	80,382	510,818	664,261
Land use rights, net (note 8)	5,208	33,094	20,907
Plant and equipment, net (note 9)	29,913	190,094	161,681
Equity investments (note 10)	3,226	20,503	22,505
Goodwill (note 2)	1,884	11,973	16,665
Acquired intangible assets, net (note 11)	4,600	29,232	35,344
Deferred income tax assets (note 19)	476	3,028	9,766
Other assets (note 12)	3,091	19,640	3,882
Total assets	128,780	818,382	935,011
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	3,147	20,000	85,900
Accounts payable	903	5,740	8,960
Due to growers	1,251	7,947	42,186
Due to related parties (note 3)	272	1,728	7,926
Advances from customers	62,618	397,933	348,797
Deferred revenues	3,118	19,812	23,111
Income tax payable (note 19; note 22)	6,146	39,060	44,075
Other payables and accrued expenses (note 15)	6,350	40,351	35,656
Total current liabilities	83,805	532,571	596,611
Other long-term liabilities (note 16)	0	0	9,426
Total liabilities	83,805	532,571	606,037
Commitments and contingencies (note 22)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 23,292,412 and 23,382,812 shares issued and outstanding as of September 30, 2010 and 2011 respectively)			0
Additional paid-in capital	62,054	394,344	387,052
Retained earnings (deficit)	(15,662)	(99,533)	(76,454)
Treasury stock at cost (498,851 shares) (note 18)	(4,623)	(29,377)	(29,377)
Accumulated other comprehensive loss	(1,007)	(6,397)	(9,336)
Total Origin Agritech Limited shareholders' equity	40,762	259,037	271,885
Non-controlling interests	4,213	26,774	57,089
Total equity	44,975	285,811	328,974
Total liabilities and equity	$ 128,780	818,382	935,011